UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCS Capital Management, LLC

Address:   1 Winthrop Square
           Boston, MA 02110


Form 13F File Number: 028-14545


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph McCuine
Title:  Chief Operating Officer
Phone:  (617) 204-6400

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph McCuine                 Boston, MA                         8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $       78,353
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ISHARES TR               MSCI EAFE INDEX 464287465   20,517  545,806 SH       SOLE                545,806      0    0
ISHARES TR               MSCI GRW IDX    464288885      392   10,121 SH       SOLE                 10,121      0    0
ISHARES TR               RUSSELL 3000    464287689   38,673  842,921 SH       SOLE                842,921      0    0
MIDCAP SPDR TR           UNIT SER 1      595635103      230    2,600 SH       SOLE                  2,600      0    0
SELECT SECTOR SPDR TR    SBI INT-FINL    81369Y605      749   85,000     CALL SOLE                 85,000      0    0
SPDR GOLD TRUST          GOLD SHS        78463V107   12,151  134,588 SH       SOLE                134,588      0    0
SPDR TR                  UNIT SER 1      78462F103    5,641   70,942 SH       SOLE                 70,942      0    0


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